GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 6:-GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Changes in the carrying amount of goodwill:

	December 31,
	2020	2021

Balance as of beginning of the year	$82,400	$123,717
Goodwill acquired	41,317	-

Closing balance	$123,717	$123,717

The composition of intangible assets is as follows:

	December 31,
	2020	2021

Original amount:

Technology	$39,625	$39,625
Customer relationships	9,586	9,586
Other	664	664

	49,875	49,875

Less - accumulated amortization	26,199	32,009

Intangible assets, net	$23,676	$17,866

Amortization expense amounted to $5,589, $8,841 and $5,810 for the years ended December 31, 2019, 2020, and 2021, respectively.

As of December 31, 2021, the weighted-average remaining useful lives (in years) of Technology and Customer relationships was 3.3 and 9.8, respectively.

The estimated future amortization expense of intangible assets as of December 31, 2021 is as follows:

2022	4,877
2023	4,329
2024	4,282
2025	1,849
2026	441
Thereafter	2,088

$17,866